Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP TAX FREE FUND
Entity Central Index Key	0000728352
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000006385 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Fund(formerly, Delaware Tax-Free USA Fund)
Class Name	Class A
Trading Symbol	DMTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free USA Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$40	0.81%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 1,272,843,042
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 2,678,781
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$1,272,843,042
Total number of portfolio holdings	304
Total advisory fees paid	$2,678,781
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	15.95%
Industrial Development Revenue/Pollution Control Revenue Bonds	15.11%
Transportation Revenue Bonds	12.47%
Education Revenue Bonds	11.78%
Healthcare Revenue Bonds	11.75%
State General Obligation Bonds	8.35%
Lease Revenue Bonds	8.10%
Housing Revenue Bonds	5.42%
Local General Obligation Bonds	3.96%
Electric Revenue Bonds	2.53%

State and territory allocation
California	13.41%
Puerto Rico	13.36%
New York	10.21%
Illinois	8.79%
Florida	7.26%
Texas	3.72%
Pennsylvania	3.51%
Arizona	3.35%
Colorado	2.95%
Ohio	2.74%

C000006387 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Fund(formerly, Delaware Tax-Free USA Fund)
Class Name	Class C
Trading Symbol	DUSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free USA Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$77	1.56%
^	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.56%	[2]
Net Assets	$ 1,272,843,042
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 2,678,781
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$1,272,843,042
Total number of portfolio holdings	304
Total advisory fees paid	$2,678,781
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	15.95%
Industrial Development Revenue/Pollution Control Revenue Bonds	15.11%
Transportation Revenue Bonds	12.47%
Education Revenue Bonds	11.78%
Healthcare Revenue Bonds	11.75%
State General Obligation Bonds	8.35%
Lease Revenue Bonds	8.10%
Housing Revenue Bonds	5.42%
Local General Obligation Bonds	3.96%
Electric Revenue Bonds	2.53%

State and territory allocation
California	13.41%
Puerto Rico	13.36%
New York	10.21%
Illinois	8.79%
Florida	7.26%
Texas	3.72%
Pennsylvania	3.51%
Arizona	3.35%
Colorado	2.95%
Ohio	2.74%

C000074146 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Fund(formerly, Delaware Tax-Free USA Fund)
Class Name	Institutional Class
Trading Symbol	DTFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free USA Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.56%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[3]
Net Assets	$ 1,272,843,042
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 2,678,781
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$1,272,843,042
Total number of portfolio holdings	304
Total advisory fees paid	$2,678,781
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	15.95%
Industrial Development Revenue/Pollution Control Revenue Bonds	15.11%
Transportation Revenue Bonds	12.47%
Education Revenue Bonds	11.78%
Healthcare Revenue Bonds	11.75%
State General Obligation Bonds	8.35%
Lease Revenue Bonds	8.10%
Housing Revenue Bonds	5.42%
Local General Obligation Bonds	3.96%
Electric Revenue Bonds	2.53%

State and territory allocation
California	13.41%
Puerto Rico	13.36%
New York	10.21%
Illinois	8.79%
Florida	7.26%
Texas	3.72%
Pennsylvania	3.51%
Arizona	3.35%
Colorado	2.95%
Ohio	2.74%

C000006388 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Intermediate Fund(formerly, Delaware Tax-Free USA Intermediate Fund)
Class Name	Class A
Trading Symbol	DMUSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$38	0.76%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[4]
Net Assets	$ 1,194,107,932
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 2,199,738
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$1,194,107,932
Total number of portfolio holdings	438
Total advisory fees paid	$2,199,738
Portfolio turnover rate	13%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	19.60%
Transportation Revenue Bonds	17.50%
Special Tax Revenue Bonds	13.88%
State General Obligation Bonds	8.43%
Lease Revenue Bonds	7.49%
Healthcare Revenue Bonds	7.25%
Education Revenue Bonds	6.89%
Local General Obligation Bonds	5.18%
Electric Revenue Bonds	4.87%
Housing Revenue Bonds	4.70%

State and territory allocation
New York	14.24%
Puerto Rico	10.80%
California	10.21%
Illinois	9.29%
Florida	7.63%
New Jersey	4.59%
Colorado	4.48%
Arizona	3.52%
Pennsylvania	3.43%
Texas	3.41%

C000006390 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Intermediate Fund(formerly, Delaware Tax-Free USA Intermediate Fund)
Class Name	Class C
Trading Symbol	DUICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$75	1.51%
^	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%	[5]
Net Assets	$ 1,194,107,932
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 2,199,738
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$1,194,107,932
Total number of portfolio holdings	438
Total advisory fees paid	$2,199,738
Portfolio turnover rate	13%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	19.60%
Transportation Revenue Bonds	17.50%
Special Tax Revenue Bonds	13.88%
State General Obligation Bonds	8.43%
Lease Revenue Bonds	7.49%
Healthcare Revenue Bonds	7.25%
Education Revenue Bonds	6.89%
Local General Obligation Bonds	5.18%
Electric Revenue Bonds	4.87%
Housing Revenue Bonds	4.70%

State and territory allocation
New York	14.24%
Puerto Rico	10.80%
California	10.21%
Illinois	9.29%
Florida	7.63%
New Jersey	4.59%
Colorado	4.48%
Arizona	3.52%
Pennsylvania	3.43%
Texas	3.41%

C000074147 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Intermediate Fund(formerly, Delaware Tax-Free USA Intermediate Fund)
Class Name	Institutional Class
Trading Symbol	DUSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$25	0.51%
^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[6]
Net Assets	$ 1,194,107,932
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 2,199,738
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$1,194,107,932
Total number of portfolio holdings	438
Total advisory fees paid	$2,199,738
Portfolio turnover rate	13%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	19.60%
Transportation Revenue Bonds	17.50%
Special Tax Revenue Bonds	13.88%
State General Obligation Bonds	8.43%
Lease Revenue Bonds	7.49%
Healthcare Revenue Bonds	7.25%
Education Revenue Bonds	6.89%
Local General Obligation Bonds	5.18%
Electric Revenue Bonds	4.87%
Housing Revenue Bonds	4.70%

State and territory allocation
New York	14.24%
Puerto Rico	10.80%
California	10.21%
Illinois	9.29%
Florida	7.63%
New Jersey	4.59%
Colorado	4.48%
Arizona	3.52%
Pennsylvania	3.43%
Texas	3.41%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.